Summary of Principal Accounting Policies (Details Narrative)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years	3 years
Property, Plant and Equipment, Useful Life	3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years	10 years
Property, Plant and Equipment, Useful Life	7 years	7 years